Significant Accounting Policies - Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Real Estate | Weighted Average
Lessee, Lease, Description [Line Items]
Lease terms (in years)	5 years
Equipment | Minimum
Lessee, Lease, Description [Line Items]
Lease terms (in years)	5 years
Equipment | Maximum
Lessee, Lease, Description [Line Items]
Lease terms (in years)	10 years